Document and Entity Information	Feb. 12, 2021
Cover [Abstract]
Entity Address, Country	LU
Entity Address, Address Line Two	<span data-hint="Entity
Amendment Flag	true
Entity Central Index Key	0001525773
Document Type	8-K/A
Document Period End Date	Feb. 12, 2021
Entity Registrant Name	INTELSAT S.A.
Entity Incorporation State Country Code	N4
Entity File Number	001-35878
Entity Tax Identification Number	98-1009418
Entity Address, Address Line One	4 rue Albert Borschette
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-1246
City Area Code	+352 27
Local Phone Number	84-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K amends the Current Report on Form 8-K filed on February 12, 2021 by the registrant to correct a term in the February 7, 2021 Jackson Ad Hoc Group Proposal found in Exhibit 99.3 hereto. No other changes have been made to the content of the Current Report on Form 8-K filed on February 12, 2021.